Adasina Social Justice All Cap Global ETF
SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 101.4%
Advertising - 1.1%
DKSH Holding AG	665	$55,501
IPSOS (1)	1,078	52,197
Stroeer SE & Co KGaA	370	20,591
The Interpublic Group of Company, Inc. (2)	25,547	823,380
		951,669
Aerospace & Defense - 0.2%
Barnes Group, Inc.	4,567	164,549

Agriculture - 0.5%
Darling Ingredients, Inc. (1)	5,818	465,847

Apparel - 0.0% (3)
LPP S.A.	13	31,190

Auto Manufacturers - 0.5%
Autoneum Holding AG	169	22,038
BAIC Motor Corp. Ltd. - H Shares	71,387	22,929
Geely Automobile Holdings Ltd.	161,240	308,277
Isuzu Motors Ltd.	6,830	80,222
Tofas Turk Otomobil Fabrikasi AS	5,567	25,755
		459,221
Auto Parts & Equipment - 2.4%
Aisin Corp.	936	30,740
Contemporary Amperex Technology Co. Ltd.	443	27,152
Denso Corp.	11,126	681,251
Dorman Products, Inc. (1)	326	32,942
Fox Factory Holding Corp. (1)(2)	242	19,849
Magna International, Inc.	19,069	1,237,446
Sumitomo Electric Industries Ltd.	6,523	72,281
Visteon Corp. (1)	369	41,405
		2,143,066
Banks - 6.4%
Absa Group Ltd.	2,254	26,567
Associated Banc-Corp	2,874	59,492
Banco do Brasil SA	44,746	345,137
Bank Mandiri Persero Tbk PT	241,372	140,708
Bank Negara Indonesia Persero Tbk PT	47,300	29,763
Bank OZK (2)	949	39,355
Bank Rakyat Indonesia Persero Tbk PT	625,688	198,679
BankUnited, Inc. (2)	1,239	51,617
Banner Corp.	1,236	71,824
Canadian Western Bank	824	19,739
Cathay General Bancorp	605	24,872
Community Trust Bancorp, Inc.	1,441	60,594
Credicorp Ltd.	1,435	201,445
DBS Group Holdings Ltd.	13,663	308,362
DNB Bank ASA	14,658	296,491
East West Bancorp, Inc.	7,275	535,003
Erste Group Bank AG	6,295	195,629
First Bancorp	2,972	44,372
First Commonwealth Financial Corp.	5,366	75,178
First Financial Bancorp	3,356	70,409
First Hawaiian, Inc.	1,359	34,804
Glacier Bancorp, Inc. (2)	638	30,886
Home Capital Group, Inc.	2,256	54,329
Hope Bancorp, Inc.	6,402	93,341
Independent Bank Group, Inc.	416	30,401
Industrial Bank of Korea	2,847	25,888
Japan Post Bank Co. Ltd.	3,348	25,635
Laurentian Bank of Canada	2,217	67,675
Oversea-Chinese Banking Corp. Ltd.	40,911	353,036
PacWest Bancorp	1,260	39,791
Paragon Banking Group PLC	4,210	26,094
Popular, Inc.	979	79,994
Prosperity Bancshares, Inc.	726	52,635
Renasant Corp.	1,587	49,102
S&T Bancorp, Inc.	1,597	46,968
Sandy Spring Bancorp, Inc.	1,991	84,319
SCB X PCL - NVDR	96,711	319,355
Signature Bank	1,385	299,534
Simmons First National Corp.	1,078	27,715
SouthState Corp.	323	26,105
SpareBank 1 SR-Bank ASA	2,920	37,181
Stock Yards Bancorp, Inc.	572	33,748
SVB Financial Group (1)	759	370,825
Trustmark Corp.	2,423	70,485
United Bankshares, Inc.	919	34,518
United Overseas Bank Ltd.	12,012	258,570
Walker & Dunlop, Inc.	201	21,368
Washington Trust Bancorp, Inc.	1,213	60,893
WesBanco, Inc.	2,069	70,470
Westamerica BanCorp	669	40,280
Western Alliance Bancorp	523	42,556
Wintrust Financial Corp. (2)	768	67,115
		5,670,852
Beverages - 1.1%
Asahi Group Holdings Ltd.	4,393	148,203
C&C Group PLC (1)	12,944	32,725
Carlsberg AS - Class B	820	104,162
Distell Group Holdings Ltd.	2,280	25,290
Kirin Holdings Co. Ltd.	2,307	35,732
Kweichow Moutai Co. Ltd. (1)	800	216,806
Lotte Chilsung Beverage Co. Ltd.	149	23,545
Luzhou Laojiao Co. Ltd. (1)	1,000	32,268
Remy Cointreau SA	247	45,326
Tsingtao Brewery Company Limited	14,871	128,513
Wuliangye Yibin Co. Ltd. (1)	6,200	159,639
		952,209
Biotechnology - 2.4%
BioCryst Pharmaceuticals, Inc. (1)	2,206	20,538
Biogen, Inc. (1)	2,611	522,200
BioMarin Pharmaceutical, Inc. (1)	2,374	178,359
Bluebird Bio, Inc. (1)	3,512	11,238
ChemoCentryx, Inc. (1)	1,153	25,677
Halozyme Therapeutics, Inc. (1)(2)	895	41,152
Incyte Corp. (1)	2,405	182,515
Innoviva, Inc. (1)(2)	3,390	51,426
Inovio Pharmaceuticals, Inc. (1)	3,923	7,336
Ionis Pharmaceuticals, Inc. (1)	715	26,112
Ligand Pharmaceuticals, Inc. (1)	267	23,739
Maravai LifeSciences Holdings, Inc. (1)	815	25,387
NeoGenomics, Inc. (1)(2)	797	6,711
Royalty Pharma PLC - Class A	12,199	501,867
Seagen, Inc. (1)	794	107,730
Vertex Pharmaceuticals, Inc. (1)	1,407	377,991
Xencor, Inc. (1)	1,053	23,514
		2,133,492
Building Materials - 0.6%
American Woodmark Corp. (1)	797	41,508
Apogee Enterprises, Inc.	2,523	104,957
Forbo Holding AG	30	43,065
Geberit AG	468	256,715
Investment AB Latour - Class B	1,386	33,957
Lixil Corp.	2,649	50,635
The AZEK Co., Inc. - Class A (1)	844	17,783
		548,620
Chemicals - 1.3%
DIC Corp.	1,098	21,150
Ecopro Co. Ltd.	395	26,340
Foosung Co. Ltd.	2,662	50,133
HB Fuller Co.	2,442	173,577
Kansai Paint Co. Ltd.	1,629	20,299
KCC Corporation	161	45,416
Nippon Paint Holdings Co. Ltd.	29,637	220,702
Nitto Denko Corp.	5,082	369,363
Sensient Technologies Corp.	1,862	162,813
Sumitomo Bakelite Company Limited	662	22,359
Tangshan Sanyou Chemical Industries Co., Ltd.	20,000	22,173
TKG Huchems Co., Ltd.	1,608	32,493
		1,166,818
Commercial Services - 8.4%
Adecco Group AG	1,785	69,441
ALD SA	6,971	96,482
Applus Services, S.A.	3,065	22,984
ASGN, Inc. (1)	737	70,185
Automatic Data Processing, Inc.	4,372	974,694
Boyd Group Services, Inc.	370	41,790
Bravida Holding AB	5,250	50,441
CBIZ, Inc. (1)	1,428	58,491
Cielo SA (1)	46,191	38,309
CorVel Corp. (1)(2)	134	19,987
Deluxe Corp.	1,981	47,405
Driven Brands Holdings, Inc. (1)	1,394	40,342
Dun & Bradstreet Holdings, Inc. (1)	2,241	38,702
Edenred	536	26,367
Elis SA	1,438	22,753
Euromoney Institutional Investor PLC	1,885	25,705
EVERTEC, Inc.	1,492	56,607
Forrester Research, Inc. (1)	1,443	75,512
FTI Consulting, Inc. (1)(2)	514	86,352
Gartner, Inc. (1)	1,333	349,779
Global Payments, Inc.	4,784	626,895
Huron Consulting Group, Inc. (1)	1,226	73,462
Insperity, Inc.	417	41,729
Jiangsu Expressway Co. Ltd. - H Shares (1)	37,241	38,496
Korn Ferry	1,051	64,595
LiveRamp Holdings, Inc. (1)	508	13,005
Localiza Rent a Car SA	7,407	89,629
Medifast, Inc.	147	24,512
Monro, Inc. (2)	1,164	55,197
Moody’s Corp.	2,139	645,058
Movida Participacoes SA	13,011	49,369
Pagegroup PLC	5,208	30,114
PROG Holdings, Inc. (1)	1,344	39,231
Progyny, Inc. (1)	420	13,276
Promotora y Operadora de Infraestructura SAB de CV	6,166	42,242
Robert Half International, Inc. (2)	5,796	522,509
S&P Global, Inc.	2,165	756,624
Savills PLC	4,594	63,862
Shanghai International Port Group Co. Ltd. (1)	330,800	310,587
Shenzhen Internaional Holdings Limited	27,967	26,949
Shift4 Payments, Inc. - Class A (1)	595	27,162
Sichuan Expressway Company Limited	41,300	25,934
The Bidvest Group Ltd.	2,760	38,636
TriNet Group, Inc. (1)	566	44,454
Triton International Ltd	1,956	124,734
United Rentals, Inc. (1)	2,747	819,100
Verisk Analytics, Inc. (2)	2,233	390,596
Westports Holdings Berhad	23,273	18,338
Worldline SA (1)	2,502	101,877
Zhejiang Expressway Co Ltd. - H Shares	60,072	53,062
		7,383,562
Computers - 3.2%
Amdocs Ltd.	6,443	559,832
CyberArk Software Ltd. (1)	322	44,726
EPAM Systems, Inc. (1)	940	318,209
ExlService Holdings, Inc. (1)(2)	495	70,384
FDM Group Holdings PLC	2,290	27,014
Fortinet, Inc. (1)	789	232,076
Genpact Ltd.	2,846	126,277
Insight Enterprises, Inc. (1)(2)	872	86,171
Jenoptik AG	862	24,046
Logitech International SA (1)	1,711	104,422
Nagarro SE (1)	212	28,797
NetApp, Inc.	12,718	915,060
NetScout Systems, Inc. (1)	2,189	75,148
Pure Storage, Inc. (1)	2,323	55,125
Sopra Steria Group SACA	172	30,586
Tenable Holdings, Inc. (1)	593	29,828
TTEC Holdings, Inc.	633	42,689
Varonis Systems, Inc. (1)	783	25,894
Wipro Ltd. - ADR	10,556	63,125
		2,859,409
Cosmetics & Personal Care - 0.2%
Beiersdorf AG	1,013	104,741
Kao Corp.	1,469	59,333
		164,074
Distribution & Wholesale - 3.2%
Bossard Holding AG - A Shares	171	37,017
Bunzl PLC	6,100	212,723
Dicker Data Ltd.	2,321	20,745
Hakuto Co. Ltd.	3,558	78,741
Hubei Xingfa Chemicals Group Co. Ltd. (1)	7,800	44,034
IAA, Inc. (1)	1,134	44,260
IMCD NV	571	85,452
KAR Auction Services, Inc. (1)(2)	3,625	57,891
Leslie’s, Inc. (1)	1,587	30,820
NAGASE & COMPANY, Ltd.	1,595	22,503
Pool Corp. (2)	1,096	436,888
RS GROUP PLC	1,523	18,590
ScanSource, Inc. (1)	1,838	71,204
Toromont Industries Ltd.	1,896	168,172
W.W. Grainger, Inc.	3,016	1,469,003
		2,798,043
Diversified Financial Services - 3.0%
Affiliated Managers Group, Inc.	413	55,185
Air Lease Corp.	1,450	54,535
American Express Co.	3,094	522,329
Amundi SA	507	29,410
Artisan Partners Asset Management, Inc. - Class A (2)	1,058	40,638
Blucora, Inc. (1)	1,433	25,350
Brightsphere Investment Group, Inc.	1,719	35,050
Evercore, Inc. - Class A	429	48,992
First National Financial Corp.	2,394	70,239
Hana Financial Group, Inc.	10,621	424,943
Hong Kong Exchanges & Clearing Ltd.	896	38,738
IGM Financial, Inc.	2,172	66,902
Mastercard, Inc. - Class A	2,907	1,040,328
PennyMac Financial Services, Inc.	428	20,981
Piper Sandler Cos	146	19,241
Sanlam Ltd.	7,530	32,601
Stifel Financial Corp. (2)	1,001	64,234
Virtus Investment Partners, Inc.	244	47,009
		2,636,705
Electric - 0.7%
CECEP Wind-power Corporation - Class A	58,300	40,287
China Yangtze Power Co. Ltd. (1)	28,100	101,395
Encavis AG	2,025	43,798
Ningbo Sanxing Electric Company Limited	17,200	26,252
Red Electrica Corp SA	13,654	282,152
Sichuan Chuantou Energy Co., Ltd.	12,700	22,970
Verbund AG	814	80,790
		597,644
Electrical Components & Equipment - 0.6%
Encore Wire Corp.	1,367	170,902
Energizer Holdings, Inc.	2,836	85,052
EnerSys	1,135	76,862
Eve Energy Co. Ltd. (1)	4,400	53,163
Fujikura Ltd.	5,374	33,127
LG Innotek Co. Ltd.	119	37,031
Novanta, Inc. (1)(2)	272	33,445
		489,582
Electronics - 1.8%
Advanced Energy Industries, Inc. (2)	438	35,679
AEM Holdings Ltd.	8,535	28,265
Brady Corp. - Class A	704	34,151
Comet Holding AG	132	25,862
Dexerials Corp.	998	33,746
FARO Technologies, Inc. (1)	1,235	39,792
MINEBEA MITSUMI, Inc.	1,554	29,112
National Instruments Corp.	1,658	58,560
Nidec Corp.	4,611	311,080
SCREEN Holdings Co. Ltd.	237	21,868
Sesa SpA	246	33,784
Shimadzu Corp.	1,040	38,279
Spectris PLC	892	33,928
TD SYNNEX Corp. (2)	742	77,057
TDK Corp.	14,059	487,959
Venture Corp. Ltd.	3,594	46,980
Vontier Corp. (2)	3,153	84,563
Zhejiang Chint Electrics Co. Ltd. (1)	26,900	148,184
		1,568,849
Energy - Alternate Sources - 0.1%
Array Technologies, Inc. (1)	1,816	20,122
Landis+Gyr Group AG	416	24,238
		44,360
Engineering & Construction - 1.4%
Aena SME SA (1)	2,409	366,838
AF Poyry AB - Class B	2,196	35,262
Flughafen Zurich AG	205	34,646
Frontdoor, Inc. (1)	1,741	43,072
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (1)	6,005	43,201
Grupo Aeroportuario del Sureste SAB de CV - Series B	1,584	34,586
INFRONEER Holdings, Inc.	3,855	27,928
Intalco AB	4,299	22,818
Jasa Marga Persero Tbk PT	145,470	39,907
Kajima Corp.	5,958	64,191
NCC AB - Class B	3,000	37,593
Nishimatsu Construction Co. Ltd.	1,746	55,782
Obayashi Corp.	9,258	65,705
Shimizu Corp.	9,489	50,526
Taisei Corp.	2,031	60,782
TAV Havalimanlari Holding AS	12,484	34,882
Tekfen Holding AS	19,964	23,979
TopBuild Corp. (1)	338	66,674
Vantage Towers AG	3,828	119,332
		1,227,704
Entertainment - 0.9%
Evolution AB	1,186	123,817
Flutter Entertainment PLC (1)	3,800	467,421
International Game Technology PLC	5,271	112,905
Kinepolis Group NV (1)	443	23,244
Sega Sammy Holdings, Inc.	3,824	71,222
		798,609
Environmental Control - 0.3%
Evoqua Water Technologies Corp. (1)	2,259	80,398
Hitachi Zosen Corp.	6,131	37,507
Kurita Water Industries Ltd.	751	29,101
Sweco AB - Class B	4,257	50,343
Tetra Tech, Inc. (2)	734	99,068
		296,417
Food - 3.1%
Axfood AB - Class B	1,792	52,513
B&G Foods, Inc. (2)	2,502	56,570
Beyond Meat, Inc. (1)(2)	321	8,490
Bid Corp. Ltd.	1,470	31,610
Casino Guichard Perrachon SA (1)	1,433	27,524
Cia Brasileira de Distribuicao	6,183	26,697
George Weston Ltd.	10,008	1,228,321
Grocery Outlet Holding Corp. (1)	1,297	49,610
J Sainsbury PLC	21,208	61,048
Lamb Weston Holdings, Inc.	1,518	102,586
Lancaster Colony Corp.	478	58,268
Metro, Inc.	11,618	641,684
Orkla ASA	18,732	146,896
The North West Co., Inc.	3,805	109,200
Tingyi Cayman Islands Holding Corp.	77,922	138,055
Want Want China Holdings Ltd.	33,345	33,194
		2,772,266
Hand & Machine Tools - 0.2%
Disco Corp.	122	33,287
Regal Rexnord Corp.	778	97,211
Schweiter Technologies AG	43	43,424
		173,922
Healthcare - Products - 5.2%
Align Technology, Inc. (1)(2)	816	226,554
AtriCure, Inc. (1)	1,011	41,077
Bio-Techne Corp. (2)	319	117,944
Cochlear Ltd.	132	21,113
CONMED Corp. (2)	533	61,983
Danaher Corp.	4,336	1,143,923
Demant A/S (1)	1,287	56,539
DENTSPLY SIRONA, Inc.	2,385	94,351
Elekta AB - Class B	3,320	25,790
Envista Holdings Corp. (1)	2,613	112,464
Glaukos Corp. (1)	429	17,516
Haemonetics Corp. (1)	691	43,713
Henry Schein, Inc. (1)	6,500	556,660
ICU Medical, Inc. (1)	293	53,221
IDEXX Laboratories, Inc. (1)	555	217,349
Inspire Medical Systems, Inc. (1)	130	22,988
Insulet Corp. (1)(2)	386	82,403
Intuitive Surgical, Inc. (1)	1,807	411,345
Koninklijke Philips NV	8,119	208,652
LivaNova PLC (1)	628	42,748
Masimo Corp. (1)	520	73,024
Natus Medical, Inc. (1)	1,419	46,529
Nevro Corp. (1)	486	21,180
NuVasive, Inc. (1)(2)	876	50,291
Orthofix Medical, Inc. (1)	1,566	43,049
Penumbra, Inc. (1)(2)	234	34,379
QIAGEN NV (1)	3,843	176,586
Repligen Corp. (1)	213	35,032
Tecan Group AG	86	27,867
The Cooper Companies, Inc.	685	240,257
Waters Corp. (1)	913	299,418
		4,605,945
Healthcare - Services - 1.7%
Fulgent Genetics, Inc. (1)	467	25,456
Hapvida Participacoes e Investimentos S/A	168,295	237,600
Healius Ltd.	9,600	29,543
LHC Group, Inc. (1)	367	61,164
Medibank Pvt Ltd.	56,258	129,949
MEDNAX, Inc. (1)	3,121	60,298
OPKO Health, Inc. (1)	9,144	27,432
Quest Diagnostics, Inc.	4,776	673,512
Raffles Medical Group Ltd.	29,260	25,186
Spire Healthcare Group PLC (1)	10,600	29,457
The Ensign Group, Inc.	859	69,725
Wuxi Biologics Cayman, Inc. (1)	12,826	94,819
		1,464,141
Holding Companies - Divers - 0.0% (3)
EVENT Hospitality and Entertainment Ltd.	2,762	29,244

Home Builders - 0.2%
Installed Building Products, Inc.	525	50,159
Tri Pointe Homes, Inc. (1)	4,391	92,518
		142,677
Home Furnishings - 0.3%
Arcelik AS	6,820	32,405
Coway Co. Ltd.	618	35,716
De’ Longhi SpA	1,309	31,663
Electrolux AB - Class B	4,542	70,370
iRobot Corp. (1)	430	20,464
Skyworth Group Ltd.	63,203	32,304
Sonos, Inc. (1)	1,133	25,073
		247,995
Household Products & Wares - 0.2%
ACCO Brands Corp.	11,744	88,550
Reynolds Consumer Products, Inc.	3,176	86,450
		175,000
Insurance - 10.5%
Admiral Group PLC	817	22,890
AIA Group Ltd.	29,173	300,820
American Equity Investment Life Holding Co.	1,661	66,872
Aon PLC	1,568	432,251
Arch Capital Group Ltd. (1)	9,644	457,704
Argo Group International Holdings Ltd.	1,113	47,147
ASR Nederland NV	909	41,385
Assicurazioni Generali SpA (2)	27,958	507,652
Axis Capital Holdings Ltd.	1,107	64,837
Baloise Holding AG	260	44,213
Bangkok Life Assurance PCL	21,447	24,443
Brown & Brown, Inc. (2)	393	23,332
Chubb Ltd.	5,786	1,222,524
Cincinnati Financial Corp.	3,439	439,711
CNO Financial Group, Inc.	2,079	42,765
CNP Assurances	27,144	607,730
DB Insurance Co. Ltd.	620	32,574
Employers Holdings, Inc.	1,547	64,061
Essent Group Ltd. (2)	838	35,858
Everest Re Group Ltd.	1,595	450,587
Helvetia Holding AG	253	31,171
Horace Mann Educators Corp.	1,677	67,851
iA Financial Corp, Inc.	1,914	99,388
Japan Post Holdings Co. Ltd.	81,177	605,523
Kemper Corp.	845	44,641
Kinsale Capital Group, Inc. (2)	124	27,265
Lincoln National Corp.	2,231	129,242
Mercury General Corp.	841	41,167
Meritz Fire & Marine Insurance Co. Ltd.	909	28,397
MGIC Investment Corp.	3,553	49,493
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	745	181,723
NMI Holdings, Inc. (1)	1,245	23,169
NN Group NV	10,522	521,991
Phoenix Group Holdings PLC	6,499	52,224
Porto Seguro SA	9,443	41,330
Powszechny Zaklad Ubezpieczen SA	6,721	50,891
Primerica, Inc.	255	32,130
ProAssurance Corp.	1,231	27,341
Reinsurance Group of America, Inc. (2)	986	124,088
RenaissanceRe Holdings Ltd. (2)	510	78,295
Safety Insurance Group, Inc.	649	60,266
SCOR SE	1,296	33,917
SiriusPoint Ltd. (1)	4,957	27,759
Storebrand ASA	7,356	65,808
Swiss Life Holding AG	531	300,801
Swiss Re AG	6,195	510,051
Talanx AG	7,099	290,047
The Hanover Insurance Group, Inc.	957	140,296
Unipol Gruppo SpA	12,960	69,139
UnipolSai Assicurazioni SpA	24,014	66,268
Unum Group (1)	3,766	137,271
White Mountains Insurance Group Ltd.	27	33,611
Willis Towers Watson PLC	1,509	318,505
		9,240,415
Internet - 2.4%
Adevinta ASA - A Shares (1)	3,272	27,288
Anaplan, Inc. (1)(2)	772	50,643
Atea ASA (1)	4,296	50,177
Auto Trader Group PLC	5,606	41,657
CDW Corp.	3,179	539,985
Cogent Communications Holdings, Inc.	1,120	67,637
Fiverr International Ltd. (1)	152	6,431
IAC/InterActiveCorp - Class A (1)	611	52,118
Kakao Corp.	1,752	120,369
MercadoLibre, Inc. (1)	93	73,087
NAVER Corp.	466	108,477
Open Lending Corp. (1)	1,757	23,122
Perficient, Inc. (1)(2)	736	72,062
Q2 Holdings, Inc. (1)	430	22,674
Rakuten Group, Inc.	22,337	125,710
SEEK Ltd.	1,249	21,727
United Internet AG	1,926	63,011
VeriSign, Inc. (1)	3,036	529,934
Vitec Software Group AB - B Shares	412	21,961
Wix.com Ltd. (1)(2)	445	28,039
Z Holdings Corp.	26,790	88,755
		2,134,864
Investment Companies - 0.7%
EXOR NV	6,172	454,227
Groupe Bruxelles Lambert SA	1,486	136,838
Grupo de Inversiones Suramericana SA	4,193	49,470
		640,535
Leisure Time - 0.1%
Accell Group NV	634	35,147
Basic-Fit NV (1)	550	23,037
YETI Holdings, Inc. (1)(2)	1,022	46,757
		104,941
Lodging - 1.0%
BTG Hotels Group Co., Ltd.	6,600	22,021
Dalata Hotel Group PLC (1)	4,565	20,417
InterContinental Hotels Group PLC	10,791	670,748
Kangwon Land, Inc.	2,381	54,079
Scandic Hotels Group AB	7,762	31,798
Shanghai Jinjiang International Hotels Co., Ltd.	3,000	24,341
SKYCITY Entertainment Group Ltd.	18,372	31,333
		854,737
Machinery - Diversified - 5.4%
Albany International Corp. - Class A (2)	909	76,720
Altra Industrial Motion Corp.	625	24,506
Cognex Corp.	1,399	67,740
Daifuku Co. Ltd.	395	24,932
FANUC Corp.	2,069	339,432
Graco, Inc.	16,329	1,033,626
Interpump Group SpA	940	42,796
Kardex Holding AG	151	27,536
KION Group AG	1,013	49,560
Komax Holding AG	118	32,868
Kone Oyj - B Shares	4,321	219,779
NARI Technology Co. Ltd. (1)	21,995	113,168
Nordson Corp. (2)	5,771	1,257,385
Omron Corp.	1,762	101,711
Xylem, Inc.	15,039	1,267,036
Yaskawa Electric Corp.	1,173	40,895
		4,719,690
Media - 1.3%
Cable One, Inc.	57	74,277
FactSet Research Systems, Inc.	202	77,120
ITV PLC	42,630	37,759
Metropole Television SA	1,224	21,320
ProSiebenSat.1 Media SE	3,746	40,610
Seven West Media Ltd. (1)	54,478	19,540
Sirius XM Holdings, Inc. (2)	117,435	751,584
Television Francaise 1	3,389	28,009
The EW Scripps Co. - Class A (1)	3,440	54,593
		1,104,812
Metal Fabricate & Hardware - 0.5%
Helios Technologies, Inc.	696	47,620
Martinrea International, Inc.	6,882	53,594
MISUMI Group, Inc.	1,361	30,861
Mitsui High-tec, Inc.	348	30,000
Proto Labs, Inc. (1)	514	24,770
SKF AB - Class B	2,321	40,875
Standex International Corp.	1,214	113,023
VAT Group AG	203	60,187
		400,930
Miscellaneous Manufacturers - 0.8%
China Jushi Co. Ltd.	9,294	22,813
China Railway Signal & Communication Corp. Ltd. - H Shares	97,521	34,680
ESCO Technologies, Inc.	1,530	100,689
Fabrinet (1)	318	27,625
Federal Signal Corp.	2,896	101,650
Hillenbrand, Inc. (2)	1,844	77,153
Indutrade AB	1,648	37,125
John Bean Technologies Corp. (2)	293	35,673
Nikon Corp.	1,818	22,682
SKC Co. Ltd.	491	63,895
Sunny Optical Technology Group Co. Ltd.	13,063	206,129
		730,114
Office & Business Equipment - 0.1%
Konica Minolta, Inc.	7,683	25,800
Ricoh Co. Ltd.	3,018	25,431
Seiko Epson Corp.	1,930	32,360
		83,591
Packaging & Containers - 0.2%
AptarGroup, Inc.	1,128	120,797
TriMas Corp.	2,942	82,906
		203,703
Pharmaceuticals - 3.4%
Alector, Inc. (1)	1,762	15,611
Amneal Pharmaceuticals, Inc. - Class A (1)	9,268	33,643
AstraZeneca PLC	3,454	455,072
Bausch Health Cos, Inc. (1)	5,303	51,527
Celltrion, Inc.	579	75,113
Ironwood Pharmaceuticals, Inc. (1)	4,158	46,861
Merck & Co., Inc.	17,154	1,578,682
Neurocrine Biosciences, Inc. (1)	598	55,907
Option Care Health, Inc. (1)	1,878	57,016
Organon & Co.	1,222	46,387
Owens & Minor, Inc.	1,234	43,042
Prestige Consumer Healthcare, Inc. (1)	1,216	67,877
Recordati Industria Chimica e Farmaceutica SpA	905	40,408
Shanghai Fosun Pharmaceutical Group Co Ltd. - A Share	34,020	143,312
Supernus Pharmaceuticals, Inc. (1)	1,584	44,146
UCB SA	2,463	216,778
Vifor Pharma AG	211	37,520
		3,008,902
Real Estate - 0.2%
Marcus & Millichap, Inc.	2,448	102,522
Shenzhen Overseas Chinese Town Co. Ltd. (1)	44,800	38,563
		141,085
Retail - 2.7%
Alsea SAB de CV (1)	28,864	61,717
Americanas SA	6,403	27,241
B&M European Value Retail SA	5,254	25,805
Bilia AB	3,036	46,175
BK Brasil Operacao e Assessoria a Restaurantes S.A. (1)	14,719	23,048
El Puerto de Liverpool SAB de CV	10,934	57,779
Fast Retailing Co. Ltd.	518	249,447
Food & Life Cos Ltd.	1,404	30,657
GRUPO DE MODA SOMA SA	11,984	28,856
Hornbach Holding AG & Co KGaA	345	43,389
Hotel Shilla Co. Ltd.	377	23,768
Inchcape PLC	6,037	55,351
Industria de Diseno Textil SA	21,218	508,919
Isetan Mitsukoshi Holdings Ltd.	3,393	28,406
Jack in the Box, Inc. (2)	1,251	85,443
JB Hi-Fi Ltd.	872	28,749
Jollibee Foods Corp.	7,082	28,308
Kingfisher PLC	17,798	59,128
Lojas Renner SA (1)	13,978	78,141
Lotte Shopping Co. Ltd.	532	43,645
Marui Group Co. Ltd.	1,203	22,864
National Vision Holdings, Inc. (1)(2)	1,281	36,047
Next PLC	3,615	295,137
Pepkor Holdings Ltd.	25,895	36,307
PT Matahari Department Store Tbk	86,409	32,001
Shake Shack, Inc. - Class A (1)	936	45,536
Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares (1)	61,115	99,553
Skylark Holdings Co. Ltd.	3,342	40,111
Watches of Switzerland Group PLC (1)	1,717	20,449
Wickes Group PLC	7,522	19,112
Zensho Holdings Co. Ltd.	1,757	40,536
Zhongsheng Group Holdings Ltd.	17,375	123,355
		2,344,980
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	5,421	54,101
Northwest Bancshares, Inc.	7,855	101,251
Pacific Premier Bancorp, Inc.	878	28,588
Provident Financial Services, Inc.	3,702	85,109
Washington Federal, Inc.	780	25,311
		294,360
Semiconductors - 4.2%
Advanced Micro Devices, Inc. (1)	6,872	699,982
Allegro MicroSystems, Inc. (1)	654	16,841
Ambarella, Inc. (1)	130	11,079
ASM International NV	929	287,958
BE Semiconductor Industries NV	290	17,695
Chunbo Co., Ltd.	102	22,276
Cirrus Logic, Inc. (1)	599	48,842
CMC Materials, Inc.	268	47,420
Diodes, Inc. (1)	707	54,446
Melexis NV	315	27,249
NAURA Technology Group Co. Ltd. (1)	600	24,336
NVIDIA Corp.	6,567	1,226,190
Power Integrations, Inc.	565	47,675
Renesas Electronics Corp. (1)	12,487	147,928
SUMCO Corp.	1,770	28,852
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,523	716,942
u-blox Holding AG (1)	352	33,270
United Microelectronics Corp. (2) - ADR	26,034	229,360
		3,688,341
Software - 8.6%
1Life Healthcare, Inc. (1)	720	6,098
ACI Worldwide, Inc. (1)	1,776	47,313
Adobe, Inc. (1)	2,132	887,935
ANSYS, Inc. (1)(2)	1,282	333,782
Atlassian Corp PLC - Class A (1)	630	111,712
Autodesk, Inc. (1)(2)	2,033	422,356
Avalara, Inc. (1)	476	40,303
Black Knight, Inc. (1)	5,943	403,589
Box, Inc. - Class A (1)	1,651	43,108
Cadence Design Systems, Inc. (1)	1,689	259,650
CDK Global, Inc.	1,870	101,840
Cerence, Inc. (1)	357	11,338
CommVault Systems, Inc. (1)	773	47,161
Consensus Cloud Solutions, Inc. (1)	920	44,188
Coupa Software, Inc. (1)	382	26,278
CSG Systems International, Inc.	2,271	141,233
DocuSign, Inc. (1)	2,827	237,214
Evolent Health, Inc. (1)	964	27,117
Fair Isaac Corp. (1)	268	109,759
Five9, Inc. (1)	288	27,852
HubSpot, Inc. (1)(2)	337	113,802
Jack Henry & Associates, Inc.	1,593	299,675
Kinaxis, Inc. (1)	151	16,770
Konami Holdings Corp.	677	46,310
LivePerson, Inc. (1)	1,376	23,089
Manhattan Associates, Inc. (1)	403	48,735
MongoDB, Inc. (1)(2)	289	68,536
MSCI, Inc.	991	438,369
N-able, Inc. (1)	2,621	26,210
New Relic, Inc. (1)(2)	331	15,511
Open Text Corp.	4,198	172,055
Paychex, Inc.	5,818	720,443
Playtika Holding Corp. (1)	1,978	29,294
Progress Software Corp.	1,545	74,639
PROS Holdings, Inc. (1)	1,225	33,430
Roper Technologies, Inc.	1,599	707,462
SAP SE	3,228	320,867
Sapiens International Corp NV	1,520	38,502
Schrodinger, Inc. (1)(2)	622	16,072
ServiceNow, Inc. (1)	781	365,094
Splunk, Inc. (1)	1,165	119,482
SPS Commerce, Inc. (1)	318	34,039
Take-Two Interactive Software, Inc. (1)(2)	1,184	147,444
Temenos AG	416	40,430
Teradata Corp. (1)	874	33,588
The Descartes Systems Group, Inc. (1)	675	40,051
The Sage Group PLC	9,008	74,543
Tinexta Spa	1,022	29,013
TOTVS SA	7,289	43,285
Ziff Davis, Inc. (1)	922	70,385
		7,536,951
Telecommunications - 5.2%
1&1 AG	1,004	20,876
Airtel Africa PLC	10,751	20,948
ATN International, Inc.	1,296	57,141
CommScope Holding Co., Inc. (1)	5,799	43,550
Globe Telecom, Inc.	1,002	46,440
Iridium Communications, Inc. (1)(2)	738	27,387
Juniper Networks, Inc.	5,344	163,954
LG Uplus Corp.	5,413	60,596
Maxis Bhd	36,252	31,379
MTN Group Ltd.	32,269	349,531
NETGEAR, Inc. (1)	1,671	31,833
Nippon Telegraph & Telephone Corp.	23,165	704,251
Nokia Oyj	35,912	180,081
PLDT, Inc.	1,827	66,262
Proximus SADP	8,072	139,002
PT Indosat Tbk	99,216	36,234
Singapore Telecommunications Ltd.	452,408	854,721
SoftBank Corp.	18,670	214,789
Spark New Zealand Ltd.	8,299	26,255
Tele2 AB - Class B	7,912	96,599
Telefonica Deutschland Holding AG	29,905	94,794
Telekom Malaysia Bhd	18,995	23,253
Telenor ASA	54,797	755,151
Telia Co AB	37,450	153,189
Telkom Indonesia Persero Tbk PT	980,618	289,861
Telkom SA SOC Ltd.	7,320	21,833
Tower Bersama Infrastructure Tbk PT	260,658	52,736
XL Axiata Tbk PT	157,357	28,491
		4,591,137
Toys, Games & Hobbies - 0.8%
Hasbro, Inc.	7,379	662,265

Transportation - 1.2%
Atlas Corp.	6,245	81,497
BTS Group Holdings PCL - NVDR	238,355	61,992
Cargojet, Inc.	443	52,126
CryoPort, Inc. (1)	1,161	29,548
DSV A/S	1,155	189,175
Forward Air Corp.	852	79,398
Heartland Express, Inc.	6,524	93,163
Hitachi Transport System Ltd.	802	52,928
HMM Co. Ltd.	12,231	320,802
Hyundai Glovis Co. Ltd.	325	55,690
Xiamen C & D, Inc. (1)	15,400	30,838
Yamato Holdings Co. Ltd.	2,071	35,835
		1,082,992
Water - 0.6%
American States Water Co.	2,445	193,766
SJW Group	2,204	136,318
United Utilities Group PLC	17,850	238,012
		568,096
Total Common Stocks
(Cost $94,114,079)		89,301,122

Preferred Stocks - 0.7%
Banks - 0.7%
Banco Bradesco SA - ADR	63,434	269,595
Bancolombia SA -ADR	2,041	91,661
Itau Unibanco Holding SA - ADR	47,903	262,508
		623,764
Total Preferred Stocks
(Cost $493,898)		623,764

Short-Term Investments - 0.7%
Money Market Fund - 0.7%
First American Government Obligations Fund - Class X, 0.658% (4)	624,563	624,563
Total Short-Term Investments
(Cost $624,563)		624,563

Investments Purchased with Collateral from Securities Lending - 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (5)	4,807,454	4,807,454
Total Investments Purchased with Collateral from Securities Lending
(Cost $4,807,454)		4,807,454

Total Investments in Securities - 108.2%
(Cost $100,039,994)		95,356,903
Liabilities in Excess of Other Assets - (8.2)%		(7,256,135)
Total Net Assets - 100.0%		$88,100,768

ADR	American Depository Receipt
NVDR	Non-Voting Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned had a value of $4,631,934 or 5.3% of net assets as of May 31, 2022. The remainining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2022.
(5)	The rate shown is as of May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The Adasina Social Justice All Cap Global ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$89,301,122	$–	$–	$89,301,122
Preferred Stocks (1)	–	623,764	–	–	623,764
Short-Term Investments	–	624,563	–	–	624,563
Investments Purchased With Collateral From Securities Lending (2)	4,807,454	–	–	–	4,807,454
Total Investments in Securities	$4,807,454	$90,549,449	$–	$–	$95,356,903

	Investments in Securities at Fair Value
Balance as of August 31, 2022	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	(665)
Purchases	574,715
Sales	-
Transfer into and/or out of Level 3	-
Balance as of May 31, 2022	$574,050

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2022:	$(665)

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.